Income Taxes (Details 2)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020
INCOME TAXES
Foreign taxes	(2.90%)	(0.00%)
Taxes calculated at federal rate	21.00%	21.00%
Debt settlement	9.20%	20.20%	10.00%	3.75%	10.00%
Stock compensation	(1.00%)	(7.40%)
Change in valuation allowance	(21.20%)	21.40%
State taxes net of federal benefit	(0.10%)	(2.30%)
Revaluation of deferred	(0.00%)	(0.00%)
Acquisition - domestic	(0.00%)	(0.00%)
Acquisition - foreign	(0.00%)	(0.00%)
Goodwill impairment	(2.90%)	(9.50%)
Other adjustments	(2.30%)	0.90%
Provision for income taxes	(0.10%)	1.40%